Dec. 09, 2016
Dynamic Total Return Fund
Dynamic Total Return Fund

December 9, 2016

ADVANTAGE FUNDS, INC.

Dynamic Total Return Fund

Supplement to Summary Prospectus and Statutory Prospectus

dated September 30, 2016

The following information supplements and replaces any contrary information contained in "Principal Investment Strategy" in the summary prospectus and statutory prospectus:

The fund may invest in bonds and other fixed-income securities of any credit quality (including "investment grade," "high yield" or "junk" bonds), maturity or duration. The fund may have investment exposure to bonds and other fixed-income securities by investing directly in such securities or through ETFs and derivative instruments.